Cover	Mar. 11, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 11, 2022
Entity File Number	001-36529
Entity Registrant Name	CARECLOUD, INC.
Entity Central Index Key	0001582982
Entity Tax Identification Number	22-3832302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7 Clyde Road
Entity Address, City or Town	Somerset
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08873
City Area Code	(732)
Local Phone Number	873-5133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MTBC
Security Exchange Name	NASDAQ
11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	11% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	MTBCP
Security Exchange Name	NASDAQ
8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	8.75% Series B Cumulative Redeemable Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	MTBCO
Security Exchange Name	NASDAQ